Distribution Date:	10/18/21	JPMCC Commercial Mortgage Securities Trust 2017-JP5
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2017-JP5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street,Building 82, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	LNR Partners, LLC
Mortgage Loan Detail (Part 1)	13-14		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
			1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Don Simon	(203) 660-6100
Delinquency Loan Detail	19		PO Box 4839, | Greenwich, CT 06831
		Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	23	Directing Certificateholder	LNR Securities Holdings, LLC
Historical Liquidated Loan Detail	24		-
			, | ,
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46647TAN8	2.086000%	43,930,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46647TAP3	3.239700%	82,828,000.00	11,345,247.50	915,289.69	30,629.33	0.00	0.00	945,919.02	10,429,957.81	33.57%	30.00%
A-3	46647TAQ1	3.342200%	38,000,000.00	38,000,000.00	0.00	105,836.33	0.00	0.00	105,836.33	38,000,000.00	33.57%	30.00%
A-4	46647TAR9	3.456900%	135,000,000.00	135,000,000.00	0.00	388,901.25	0.00	0.00	388,901.25	135,000,000.00	33.57%	30.00%
A-5	46647TAS7	3.723200%	396,306,000.00	396,306,000.00	0.00	1,229,605.42	0.00	0.00	1,229,605.42	396,306,000.00	33.57%	30.00%
A-SB	46647TAT5	3.548900%	69,023,000.00	69,023,000.00	0.00	204,129.77	0.00	0.00	204,129.77	69,023,000.00	33.57%	30.00%
A-S	46647TAX6	3.875600%	71,044,000.00	71,044,000.00	0.00	229,448.44	0.00	0.00	229,448.44	71,044,000.00	26.29%	23.50%
B	46647TAY4	4.077400%	51,917,000.00	51,917,000.00	0.00	176,405.31	0.00	0.00	176,405.31	51,917,000.00	20.97%	18.75%
C	46647TAZ1	3.850916%	56,015,000.00	56,015,000.00	0.00	179,757.55	0.00	0.00	179,757.55	56,015,000.00	15.24%	13.63%
D	46647TAA6	4.600916%	36,888,000.00	36,888,000.00	0.00	141,432.16	0.00	0.00	141,432.16	36,888,000.00	11.46%	10.25%
D-RR	46647TAC2	4.600916%	27,325,000.00	27,325,000.00	0.00	104,766.69	0.00	0.00	104,766.69	27,325,000.00	8.66%	7.75%
E-RR	46647TAE8	4.600916%	28,691,000.00	28,691,000.00	0.00	110,004.07	0.00	0.00	110,004.07	28,691,000.00	5.72%	5.12%
F-RR	46647TAG3	4.600916%	17,761,000.00	17,761,000.00	0.00	68,097.39	0.00	0.00	68,097.39	17,761,000.00	3.91%	3.50%
NR-RR* 46647TAJ7		4.600916%	38,254,046.00	38,144,793.85	0.00	47,937.32	0.00	165.00	47,937.32	38,144,628.85	0.00%	0.00%
R	46647TAL2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,092,982,046.01	977,460,041.35	915,289.69	3,016,951.03	0.00	165.00	3,932,240.72	976,544,586.66

Notional Certificates
X-A	46647TAU2	0.956967%	836,131,000.00	720,718,247.50	0.00	574,752.87	0.00	0.00	574,752.87	719,802,957.81
X-B	46647TAV0	0.523516%	51,917,000.00	51,917,000.00	0.00	22,649.48	0.00	0.00	22,649.48	51,917,000.00
X-C	46647TAW8	0.750000%	56,015,000.00	56,015,000.00	0.00	35,009.38	0.00	0.00	35,009.38	56,015,000.00
Notional SubTotal			944,063,000.00	828,650,247.50	0.00	632,411.73	0.00	0.00	632,411.73	827,734,957.81

Deal Distribution Total					915,289.69	3,649,362.76	0.00	165.00	4,564,652.45

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46647TAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46647TAP3	136.97357778	11.05048643	0.36979439	0.00000000	0.00000000	0.00000000	0.00000000	11.42028082	125.92309135
A-3	46647TAQ1	1,000.00000000	0.00000000	2.78516658	0.00000000	0.00000000	0.00000000	0.00000000	2.78516658	1,000.00000000
A-4	46647TAR9	1,000.00000000	0.00000000	2.88075000	0.00000000	0.00000000	0.00000000	0.00000000	2.88075000	1,000.00000000
A-5	46647TAS7	1,000.00000000	0.00000000	3.10266668	0.00000000	0.00000000	0.00000000	0.00000000	3.10266668	1,000.00000000
A-SB	46647TAT5	1,000.00000000	0.00000000	2.95741666	0.00000000	0.00000000	0.00000000	0.00000000	2.95741666	1,000.00000000
A-S	46647TAX6	1,000.00000000	0.00000000	3.22966669	0.00000000	0.00000000	0.00000000	0.00000000	3.22966669	1,000.00000000
B	46647TAY4	1,000.00000000	0.00000000	3.39783327	0.00000000	0.00000000	0.00000000	0.00000000	3.39783327	1,000.00000000
C	46647TAZ1	1,000.00000000	0.00000000	3.20909667	0.00000000	0.00000000	0.00000000	0.00000000	3.20909667	1,000.00000000
D	46647TAA6	1,000.00000000	0.00000000	3.83409673	0.00000000	0.00000000	0.00000000	0.00000000	3.83409673	1,000.00000000
D-RR	46647TAC2	1,000.00000000	0.00000000	3.83409661	0.00000000	0.00000000	0.00000000	0.00000000	3.83409661	1,000.00000000
E-RR	46647TAE8	1,000.00000000	0.00000000	3.83409676	0.00000000	0.00000000	0.00000000	0.00000000	3.83409676	1,000.00000000
F-RR	46647TAG3	1,000.00000000	0.00000000	3.83409662	0.00000000	0.00000000	0.00000000	0.00000000	3.83409662	1,000.00000000
NR-RR	46647TAJ7	997.14403674	0.00000000	1.25313071	2.57001599	28.88742095	0.00000000	0.00431327	1.25313071	997.13972347
R	46647TAL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46647TAU2	861.96809770	0.00000000	0.68739572	0.00000000	0.00000000	0.00000000	0.00000000	0.68739572	860.87342511
X-B	46647TAV0	1,000.00000000	0.00000000	0.43626327	0.00000000	0.00000000	0.00000000	0.00000000	0.43626327	1,000.00000000
X-C	46647TAW8	1,000.00000000	0.00000000	0.62500009	0.00000000	0.00000000	0.00000000	0.00000000	0.62500009	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	30,629.33	0.00	30,629.33	0.00	0.00	0.00	30,629.33	0.00
A-3	09/01/21 - 09/30/21	30	0.00	105,836.33	0.00	105,836.33	0.00	0.00	0.00	105,836.33	0.00
A-4	09/01/21 - 09/30/21	30	0.00	388,901.25	0.00	388,901.25	0.00	0.00	0.00	388,901.25	0.00
A-5	09/01/21 - 09/30/21	30	0.00	1,229,605.42	0.00	1,229,605.42	0.00	0.00	0.00	1,229,605.42	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	204,129.77	0.00	204,129.77	0.00	0.00	0.00	204,129.77	0.00
X-A	09/01/21 - 09/30/21	30	0.00	574,752.87	0.00	574,752.87	0.00	0.00	0.00	574,752.87	0.00
X-B	09/01/21 - 09/30/21	30	0.00	22,649.48	0.00	22,649.48	0.00	0.00	0.00	22,649.48	0.00
X-C	09/01/21 - 09/30/21	30	0.00	35,009.38	0.00	35,009.38	0.00	0.00	0.00	35,009.38	0.00
A-S	09/01/21 - 09/30/21	30	0.00	229,448.44	0.00	229,448.44	0.00	0.00	0.00	229,448.44	0.00
B	09/01/21 - 09/30/21	30	0.00	176,405.31	0.00	176,405.31	0.00	0.00	0.00	176,405.31	0.00
C	09/01/21 - 09/30/21	30	0.00	179,757.55	0.00	179,757.55	0.00	0.00	0.00	179,757.55	0.00
D	09/01/21 - 09/30/21	30	0.00	141,432.16	0.00	141,432.16	0.00	0.00	0.00	141,432.16	0.00
D-RR	09/01/21 - 09/30/21	30	0.00	104,766.69	0.00	104,766.69	0.00	0.00	0.00	104,766.69	0.00
E-RR	09/01/21 - 09/30/21	30	0.00	110,004.07	0.00	110,004.07	0.00	0.00	0.00	110,004.07	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	68,097.39	0.00	68,097.39	0.00	0.00	0.00	68,097.39	0.00
NR-RR	09/01/21 - 09/30/21	30	1,002,902.00	146,250.83	0.00	146,250.83	98,313.51	0.00	0.00	47,937.32	1,105,060.73
Totals			1,002,902.00	3,747,676.27	0.00	3,747,676.27	98,313.51	0.00	0.00	3,649,362.76	1,105,060.73

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	4,564,652.45
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,764,865.15	Master Servicing Fee	10,392.28
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,805.85
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	407.27
ARD Interest	0.00	Operating Advisor Fee	1,272.05
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	311.43
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,764,865.15	Total Fees	17,188.88

Principal		Expenses/Reimbursements
Scheduled Principal	915,454.69	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	81,604.95
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,708.56
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(165.00)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	915,289.69	Total Expenses/Reimbursements	98,313.51

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,649,362.76
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	915,289.69
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,564,652.45
Total Funds Collected	4,680,154.84	Total Funds Distributed	4,680,154.84

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	977,460,041.35	977,460,041.35	Beginning Certificate Balance	977,460,041.35
(-) Scheduled Principal Collections	915,454.69	915,454.69	(-) Principal Distributions	915,289.69
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	165.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	165.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	165.00	165.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	976,544,586.66	976,544,586.66	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	978,677,571.19	978,677,571.19	Ending Certificate Balance	976,544,586.66
Ending Actual Collateral Balance	977,842,446.21	977,842,446.21

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.60%
			UC / (OC) Interest	0.00

(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.

(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.

** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,198,777.56	0.53%	64	4.8500	NAP	Defeased	1	5,198,777.56	0.53%	64	4.8500	NAP
	9,999,999 or less	14	80,702,578.18	8.26%	63	5.3368	1.620345	1.24 or less	10	265,726,487.00	27.21%	56	4.7951	0.340719
10,000,000 to 19,999,999		6	87,750,751.40	8.99%	64	4.9669	1.255149	1.25 to 1.74	15	384,691,234.75	39.39%	60	4.8830	1.391691
20,000,000 to 24,999,999		2	42,845,860.83	4.39%	64	4.9817	1.814008	1.75 to 2.24	7	147,362,211.19	15.09%	62	4.3808	1.834036
25,000,000 to 49,999,999		7	233,921,779.81	23.95%	50	4.8118	1.117165	2.25 to 2.74	3	32,065,876.16	3.28%	64	5.3241	2.397105
	50,000,000 or greater	8	526,124,838.88	53.88%	63	4.3383	1.627549	2.75 or greater	2	141,500,000.00	14.49%	65	3.6687	3.273569
	Totals	38	976,544,586.66	100.00%	60	4.6217	1.479374	Totals	38	976,544,586.66	100.00%	60	4.6217	1.479374
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	5,198,777.56	0.53%	64	4.8500	NAP
							Defeased	1	5,198,777.56	0.53%	64	4.8500	NAP
Alabama	1	8,519,235.34	0.87%	63	5.4000	1.570000
							Industrial	3	92,243,080.47	9.45%	64	5.2504	1.395320
Arizona	1	5,651,198.83	0.58%	63	5.2100	1.160000
							Lodging	7	185,059,431.85	18.95%	53	4.6851	0.275695
California	4	221,489,097.74	22.68%	64	3.7004	2.736935
							Mixed Use	3	109,188,145.97	11.18%	63	4.8914	1.596302
Connecticut	1	51,000,000.00	5.22%	63	4.9700	1.810000
							Multi-Family	18	20,143,585.96	2.06%	63	5.3371	2.050215
Florida	4	87,906,649.02	9.00%	63	4.7521	1.544014
							Office	10	364,410,508.10	37.32%	60	4.3160	2.023656
Georgia	2	20,706,688.80	2.12%	62	4.8191	1.368781
							Retail	11	200,301,056.75	20.51%	63	4.6048	1.515149
Hawaii	2	117,452,403.05	12.03%	62	4.3942	(0.202603)
							Totals	53	976,544,586.66	100.00%	60	4.6217	1.479374
Illinois	17	69,097,868.25	7.08%	62	4.9991	0.647140

Maryland	1	32,380,616.44	3.32%	63	4.7750	1.380000

Massachusetts	1	31,356,379.06	3.21%	63	5.7520	1.250000

Michigan	1	20,309,268.95	2.08%	64	5.2300	2.340000

Nevada	1	18,986,749.78	1.94%	64	5.0700	1.190000

New Jersey	1	37,299,682.30	3.82%	63	4.4750	1.400000

North Carolina	1	15,313,942.59	1.57%	64	5.0230	0.410000

Ohio	3	26,040,494.76	2.67%	63	5.3397	1.641618

Oklahoma	1	6,419,897.88	0.66%	64	4.8700	1.410000

South Carolina	1	5,584,592.15	0.57%	62	5.4860	0.410000

Texas	7	151,905,507.72	15.56%	52	5.1739	1.373552

Virginia	1	38,000,000.00	3.89%	26	4.2000	1.350000

Wisconsin	1	5,925,536.44	0.61%	63	5.5200	1.060000

Totals	53	976,544,586.66	100.00%	60	4.6217	1.479374

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,198,777.56	0.53%	64	4.8500	NAP	Defeased	1	5,198,777.56	0.53%	64	4.8500	NAP
	3.99999% or less	2	149,000,000.00	15.26%	64	3.4433	2.728859	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	4	216,799,682.30	22.20%	56	4.2253	1.215544	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	11	328,999,215.67	33.69%	63	4.8290	1.147321	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	20	276,546,911.13	28.32%	57	5.3164	1.405385	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	976,544,586.66	100.00%	60	4.6217	1.479374	49 months or greater	37	971,345,809.10	99.47%	60	4.6205	1.478621
								Totals	38	976,544,586.66	100.00%	60	4.6217	1.479374
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	5,198,777.56	0.53%	64	4.8500	NAP	Defeased	1	5,198,777.56	0.53%	64	4.8500	NAP
	114 months or less	37	971,345,809.10	99.47%	60	4.6205	1.478621	Interest Only	7	308,500,000.00	31.59%	57	4.2053	1.448058
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	356 months or less	30	662,845,809.10	67.88%	61	4.8137	1.492845
	Totals	38	976,544,586.66	100.00%	60	4.6217	1.479374	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	38	976,544,586.66	100.00%	60	4.6217	1.479374
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	5,198,777.56	0.53%	64	4.8500	NAP				None
Underwriter's Information		2	82,298,210.59	8.43%	64	5.2573	1.340147
	12 months or less	30	835,476,173.57	85.55%	61	4.5187	1.506750
	13 months to 24 months	4	51,047,511.73	5.23%	28	5.2138	1.247345
	25 months or greater	1	2,523,913.21	0.26%	62	5.5330	1.360000
	Totals	38	976,544,586.66	100.00%	60	4.6217	1.479374
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30312222	LO	Honolulu	HI	Actual/360	4.199%	279,966.67	0.00	0.00	N/A	11/01/26	--	80,000,000.00	80,000,000.00	10/01/21
2	30312223	OF	Sunnyvale	CA	Actual/360	3.319%	221,293.53	0.00	0.00	N/A	04/01/27	--	80,000,000.00	80,000,000.00	10/01/21
3	30312224	IN	Dallas	TX	Actual/360	5.257%	321,514.50	92,963.51	0.00	N/A	02/01/27	--	73,391,174.10	73,298,210.59	10/01/21
4	30312226	RT	Fresno	CA	Actual/360	3.587%	206,252.50	0.00	0.00	N/A	11/01/26	--	69,000,000.00	69,000,000.00	10/01/21
5	30312227	OF	Rosemont	IL	Actual/360	4.960%	248,811.80	98,534.98	0.00	N/A	12/01/26	--	60,196,403.23	60,097,868.25	10/01/21
6	30312228	OF	San Francisco	CA	Actual/360	4.123%	211,303.75	0.00	0.00	N/A	01/01/27	--	61,500,000.00	61,500,000.00	10/01/21
7	30312229	MU	Largo	FL	Actual/360	4.744%	202,866.12	86,447.47	0.00	N/A	01/01/27	--	51,315,207.51	51,228,760.04	10/01/21
8	30312230	MU	Stamford	CT	Actual/360	4.970%	211,225.00	0.00	0.00	N/A	01/01/27	--	51,000,000.00	51,000,000.00	10/01/21
9	30312232	OF	Newark	NJ	Actual/360	4.475%	139,445.07	93,408.99	0.00	N/A	01/01/27	--	37,393,091.29	37,299,682.30	10/01/21
10	30312233	LO	Kailua-Kona	HI	Actual/360	4.810%	150,338.66	54,122.57	0.00	N/A	02/01/27	--	37,506,525.62	37,452,403.05	10/01/21
12	30312235	OF	Reston	VA	Actual/360	4.200%	133,000.00	0.00	0.00	N/A	12/01/23	--	38,000,000.00	38,000,000.00	10/01/21
13	30312236	RT	Leominster	MA	Actual/360	5.752%	150,517.38	45,022.09	0.00	N/A	01/01/27	--	31,401,401.15	31,356,379.06	10/05/21
14	30312237	OF	Rockville	MD	Actual/360	4.775%	129,026.62	44,922.51	0.00	N/A	01/01/27	--	32,425,538.95	32,380,616.44	10/01/21
15	30312238	LO	Houston	TX	Actual/360	5.258%	130,578.47	46,285.31	0.00	N/A	01/01/22	--	29,801,095.29	29,754,809.98	03/01/20
16	30312239	RT	Miami Lakes	FL	Actual/360	4.606%	106,419.21	47,481.69	0.00	N/A	02/01/27	--	27,725,370.67	27,677,888.98	10/01/21
17	30312240	RT	San Antonio	TX	Actual/360	4.758%	89,489.27	33,211.20	0.00	N/A	02/01/27	--	22,569,803.08	22,536,591.88	10/01/21
18	30312241	OF	Troy	MI	Actual/360	5.230%	88,634.94	27,618.80	0.00	N/A	02/06/27	--	20,336,887.75	20,309,268.95	10/06/21
19	30312242	RT	Las Vegas	NV	Actual/360	5.070%	80,331.14	26,537.66	0.00	N/A	02/06/27	--	19,013,287.44	18,986,749.78	10/06/21
20	30312243	OF	Duluth	GA	Actual/360	4.720%	71,619.57	25,590.62	0.00	N/A	12/01/26	--	18,208,366.21	18,182,775.59	10/01/21
21	30312244	LO	Durham	NC	Actual/360	5.023%	64,204.60	24,603.05	0.00	N/A	02/06/27	--	15,338,545.64	15,313,942.59	10/06/21
24	30312247	IN	Fairfield	OH	Actual/360	5.229%	57,804.72	20,699.06	0.00	N/A	01/01/27	--	13,265,568.94	13,244,869.88	10/01/21
25	30312248	LO	Irving	TX	Actual/360	4.950%	45,586.40	17,932.23	0.00	N/A	02/01/27	--	11,051,248.05	11,033,315.82	03/01/20
26	30312249	OF	West Covina	CA	Actual/360	4.820%	44,212.26	18,103.92	0.00	N/A	03/06/27	--	11,007,201.66	10,989,097.74	10/06/21
27	30312250	MF	Various	IL	Actual/360	5.260%	39,450.00	0.00	0.00	N/A	01/06/27	--	9,000,000.00	9,000,000.00	10/06/21
28	30312251	RT	McCalla	AL	Actual/360	5.400%	38,387.45	11,308.03	0.00	N/A	01/06/27	--	8,530,543.37	8,519,235.34	10/06/21
29	30312252	MU	Cincinnati	OH	Actual/360	5.400%	31,364.60	10,525.60	0.00	N/A	02/06/27	--	6,969,911.53	6,959,385.93	05/06/20
30	30312253	RT	Enid	OK	Actual/360	4.870%	26,089.47	8,717.75	0.00	N/A	02/06/27	--	6,428,615.63	6,419,897.88	10/06/21
31	30312254	MF	Cuyahoga Falls	OH	Actual/360	5.519%	26,900.62	12,781.24	0.00	N/A	02/06/27	--	5,849,020.19	5,836,238.95	10/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	30312256	RT	Lake Geneva	WI	Actual/360	5.520%	27,298.11	8,836.21	0.00	N/A	01/06/27	--	5,934,372.65	5,925,536.44	10/06/21
34	30312257	LO	Huntsville	TX	Actual/360	5.455%	26,953.57	8,921.95	0.00	N/A	01/06/27	--	5,929,290.21	5,920,368.26	10/06/21
35	30312258	LO	Orangeburg	SC	Actual/360	5.486%	25,587.74	12,433.87	0.00	N/A	12/06/26	--	5,597,026.02	5,584,592.15	10/06/21
36	30312259	OF	Scottsdale	AZ	Actual/360	5.210%	24,570.36	8,001.07	0.00	N/A	01/06/27	--	5,659,199.90	5,651,198.83	10/06/21
37	30312260	MF	Houston	TX	Actual/360	5.268%	23,352.22	12,066.08	0.00	N/A	01/06/27	--	5,319,413.09	5,307,347.01	10/06/21
38	30312261	IN	Sunrise	FL	Actual/360	5.215%	24,771.25	0.00	0.00	N/A	02/06/27	--	5,700,000.00	5,700,000.00	10/06/21
39	30312262	IN	Dallas	TX	Actual/360	4.850%	21,038.66	6,665.16	0.00	N/A	02/06/27	--	5,205,442.72	5,198,777.56	10/06/21
40	30312263	RT	Houston	TX	Actual/360	5.440%	18,409.82	6,125.50	0.00	N/A	01/06/27	--	4,060,989.68	4,054,864.18	10/06/21
41	30312264	RT	Cooper City	FL	Actual/360	5.304%	14,586.00	0.00	0.00	N/A	01/06/27	--	3,300,000.00	3,300,000.00	10/06/21
43	30312266	RT	Sugar Hill	GA	Actual/360	5.533%	11,663.10	5,586.57	0.00	N/A	12/06/26	--	2,529,499.78	2,523,913.21	08/06/21
Totals							3,764,865.15	915,454.69	0.00				977,460,041.35	976,544,586.66
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	(9,944,765.15)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	29,169,838.26	30,102,864.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	43,742,817.40	11,299,213.40	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	22,081,820.36	22,156,840.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,710,951.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	14,826,455.96	16,218,470.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	21,550,267.12	21,847,025.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	21,232,790.44	20,147,201.48	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	13,787,653.20	9,230,541.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	(4,630,841.80)	622,403.42	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	17,598,930.32	10,468,682.40	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	211,067,668.10	215,079,724.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	6,410,840.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	10/12/21	13,956,390.17	428,101.18	115,396.92	2,929,883.07	110,406.84	0.00
16	6,059,802.06	6,022,546.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,498,280.50	4,301,638.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	6,521,882.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,338,252.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	4,362,341.98	4,006,263.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	87,031.04	0.00
21	(3,748,690.58)	1,184,104.72	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	3,784,142.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	12/11/20	2,613,710.99	119,913.44	52,609.73	1,086,039.70	96,170.21	0.00
26	2,712,608.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	7,945,149.76	7,764,272.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,012,858.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	998,764.96	0.00	--	--	10/12/21	2,182,673.30	130,446.53	31,830.51	577,368.67	84,296.01	0.00
30	4,872,586.99	5,233,562.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	4,345,420.72	4,917,845.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	1,018,549.22	994,603.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,165,746.66	2,440,185.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	249,083.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	610,536.56	538,748.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,601,621.42	1,862,753.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,485,035.08	1,523,189.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	877,059.16	1,157,228.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	17,218.03	34,477.89	0.00	0.00
Totals	452,315,459.50	399,119,909.70				18,752,774.46	678,461.15	217,055.18	4,627,769.33	377,904.10	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	1	2,523,913.21	0	0.00	3	47,747,511.73	0	0.00	2	40,788,125.80	0	0.00	0	0.00	0	0.00	4.621676%	4.600581%	60
09/17/21	0	0.00	0	0.00	3	47,822,254.87	0	0.00	2	40,852,343.34	0	0.00	0	0.00	1	13,886,331.68	4.622018%	4.600916%	61
08/17/21	1	2,534,672.93	0	0.00	4	61,800,029.52	0	0.00	2	40,910,430.05	0	0.00	0	0.00	0	0.00	4.626918%	4.605894%	62
07/16/21	0	0.00	1	13,930,936.59	3	47,956,999.57	0	0.00	2	40,968,259.25	0	0.00	0	0.00	1	38,424,005.18	4.627221%	4.606191%	63
06/17/21	1	13,953,444.13	0	0.00	3	48,030,838.23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.639200%	4.618387%	62
05/17/21	1	13,973,945.69	0	0.00	3	48,097,430.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.639492%	4.618673%	63
04/16/21	2	16,552,174.56	0	0.00	3	48,170,663.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.639819%	4.618993%	64
03/17/21	1	14,016,596.31	0	0.00	3	48,236,631.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.640106%	4.619274%	65
02/18/21	1	14,042,597.81	1	2,567,148.07	3	48,323,182.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.640490%	4.619651%	66
01/15/21	1	14,062,720.96	1	2,572,142.69	3	48,388,471.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.640774%	4.619928%	67
12/17/20	2	16,659,872.33	0	0.00	3	48,453,468.13	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.641055%	4.620476%	68
11/18/20	1	14,104,642.55	1	2,582,456.03	3	48,525,163.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.641368%	4.620782%	69
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15	30312238	03/01/20	18	6	115,396.92	2,929,883.07	2,913,147.15	30,562,369.94	05/14/20	7			06/01/21
25	30312248	03/01/20	18	6	52,609.73	1,086,039.70	491,328.06	11,348,353.16	05/18/20	7			07/06/21
29	30312252	05/06/20	16	6	31,830.51	577,368.67	124,981.30	7,123,888.46	06/26/20	1
43	30312266	08/06/21	1	1	17,218.03	34,477.89	20,448.00	2,534,672.93	01/10/20	1
Totals					217,055.18	4,627,769.33	3,549,904.51	51,569,284.49
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		29,754,810	0		0		29,754,810
7 - 12 Months		0	0		0		0
13 - 24 Months		0	0		0		0
25 - 36 Months		38,000,000	38,000,000		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		0	0		0		0
> 60 Months		908,789,777	888,273,162		9,483,299		11,033,316

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Oct-21	976,544,587	926,273,162	2,523,913	0		6,959,386	40,788,126
Sep-21	977,460,041	929,637,786	0	0		6,969,912	40,852,343
Aug-21	992,200,476	927,865,774	2,534,673	0		20,889,599	40,910,430
Jul-21	993,047,762	931,159,826	0	13,930,937		6,988,740	40,968,259
Jun-21	1,032,453,311	970,469,029	13,953,444	0		48,030,838	0
May-21	1,033,341,780	971,270,403	13,973,946	0		48,097,431	0
Apr-21	1,034,329,231	969,606,394	16,552,175	0		48,170,663	0
Mar-21	1,035,203,861	972,950,633	14,016,596	0		48,236,632	0
Feb-21	1,036,340,756	971,407,827	14,042,598	2,567,148		48,323,183	0
Jan-21	1,037,206,704	972,183,369	14,062,721	2,572,143		48,388,471	0
Dec-20	1,038,068,920	972,955,580	16,659,872	0		48,453,468	0
Nov-20	1,039,016,472	973,804,210	14,104,643	2,582,456		48,525,163	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	30312238	29,754,809.98	30,562,369.94		08/10/21	10,140,640.00	1.19000	12/31/19	01/01/22	302
25	30312248	11,033,315.82	11,348,353.16		08/21/20	2,129,036.96	1.40000	12/31/19	02/01/27	303
29	30312252	6,959,385.93	7,123,888.46		08/05/21	966,706.96	0.96000	06/30/20	02/06/27	303
43	30312266	2,523,913.21	2,534,672.93	2,000,000.00	02/01/21	280,700.44	1.36000	09/30/19	12/06/26	241
Totals		50,271,424.94	51,569,284.49	2,000,000.00		13,517,084.36

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15	30312238	LO	TX	05/14/20	7
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

25	30312248	LO	TX	05/18/20	7

10/11/2021 - REO Title Date: 7/6/2021. Description of Collateral: The subject property is flagged as a TownePlace Suites by Marriott. Current Franchise Agreement expires 6/2034. Consists of the fee simple interest in a 3.54-acre (154,202-

square-foot) p arcel improved with a 135-room extended-stay lodging facility, opened in 1998, features a breakfast dining area, an outdoor pool, a sport court, a fitness room, a lobby workstation, a market pantry, a guest laundry room, and an outdoor patio and barbecue area. Companion Loan - no. Deferred Maintenance / Repair Issues: Evaluating, ordering a roof survey and PCR. Estimated DL/Brand Standard items of $2.5-$3.0MM due 2021/2022i . Operations Summary: TTM

7/2020: Occ 54.5%, $91.03, RevPAR $49.59, Rev $2.478 MM, GOP 37.4%, EBITDA w/4% RR $443K/17.9. Marketing Summary: New REO, property is not currently listed for sale. Scheduling a site visit in 3rd week of July.

29	30312252	MU	OH	06/26/20	1

10/11/2021 - Subject loan was assigned to Special Servicing due to 60+days delinquency. Special Servicer through Lender legal counsel is advancing foreclosure. Receiver hearing is scheduled for 8/9/2021. Legal counsel continues the foreclosure process.

43	30312266	RT	GA	01/10/20	1

10/11/2021 - The loan transferred to the Special Servicer on January 13, 2020 due to Borrower''s failure to comply with the Cash Management Sweep Event Period provisions under the Loan Agreement. The Collateral is known as Rite Aid Sugar

Hill and is a 13, 824 SF single story property located in Sugar Hill, Georgia 30518. The Property was originally occupied by Rite Aid, whose lease was assumed by Walgreens in 3/2018. Walgreens then sublet the Property to Dollar Tree in 8/2018

($9.35/SF NNN), which triggere d a cash flow sweep. Dollar Tree''s lease expires 1/14/2024, and Walgreens'' lease expires 4/29/2024. The Borrower is now listing the property for sale for $3.2MM. The Lender will simultaneously reserve and exercise Lender''s rights while we continue nego tiations with the Borrower until a resolution is reached.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	30312244	15,615,452.21	5.02300%	15,615,452.21 5.02300%		8	09/15/20	09/15/20	09/30/20
23	30312246	14,185,497.90	4.95000%	14,185,497.90 4.95000%		8	07/31/20	07/31/20	08/05/20
Totals		29,800,950.11		29,800,950.11
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
23	30312246 09/17/21	13,910,251.71	23,700,000.00	17,353,259.66	3,446,154.93	17,353,259.66	13,907,104.73	3,146.98	(165.00)	(165.00)	3,311.98	0.02%
32	30312255 08/17/20	6,098,230.69	8,350,000.00	7,325,966.60	1,278,037.69	7,271,683.83	5,993,646.14	104,584.55	0.00	(531.53)	105,116.08	1.64%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		20,008,482.40	32,050,000.00	24,679,226.26	4,724,192.62	24,624,943.49	19,900,750.87	107,731.53	(165.00)	(696.53)	108,428.06

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/18/21	0.00	(439.96)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(440.89)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(439.17)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(424.50)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(436.94)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(421.25)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(433.59)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/21	0.00	(416.47)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/21	0.00	(414.86)	0.00	0.00	0.00	0.00	0.00	0.00
		01/15/21	0.00	(413.29)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/20	0.00	(411.73)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/20	0.00	(423.80)	0.00	0.00	0.00	0.00	0.00	0.00
		10/19/20	0.00	(404.34)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/20	0.00	(416.19)	0.00	0.00	0.00	0.00	0.00	0.00
23	30312246	10/18/21	0.00	0.00	3,311.98	0.00	0.00	165.00	0.00	0.00	3,311.98
		09/17/21	0.00	0.00	3,146.98	0.00	0.00	3,146.98	0.00	0.00
32	30312255	03/17/21	0.00	0.00	105,116.08	0.00	0.00	417.50	0.00	0.00	106,106.08
		10/19/20	0.00	0.00	104,698.58	0.00	0.00	1,104.03	0.00	0.00
		08/17/20	0.00	0.00	104,584.55	0.00	0.00	104,584.55	0.00	0.00
Current Period Totals			0.00	(439.96)	0.00	0.00	0.00	165.00	0.00	0.00	165.00
Cumulative Totals			0.00	(5,936.98)	108,428.06	0.00	0.00	109,418.06	0.00	0.00	109,418.06

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	6,208.56	0.00	0.00	61,094.10	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	10,770.67	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	9,740.18	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,708.56	0.00	0.00	81,604.95	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		98,313.51

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 26 of 27

Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the JPMC 2017-JP5 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 27 of 27